Note 5 - Acquisitions and Divestures (Details) - Acquisition of Virco (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012 Series C Preferred Stock [Member] Virco Acquisition [Member]	Dec. 31, 2012 Virco Acquisition [Member]
Note 5 - Acquisitions and Divestures (Details) - Acquisition of Virco [Line Items]
Cash paid						$ 300,000
91,425 shares of Series C Preferred Stock (stated value of $25 per share) at the $21.55 per share closing price on November 2, 2012	5,239,524				1,970,209
Total						2,270,209
Amounts recognized for assets acquired and liabilities assumed: Cash						41,599
Accounts receivable						223,247
Accounts payable						(4,960)
Disposal wells						778,953
Trucks and equipment						131,580
Land and buildings						1,400,000
Asset retirement obligation	$ 922,386	$ 1,130,774	$ 1,119,248	$ 946,133		$ (300,210)